Other Non-Current Receivables	12 Months Ended
Jun. 30, 2023
Other Non-Current Receivables [Abstract]
Other non-current receivables

Note 10. Other non-current receivables

	As of June 30, 2023	As of June 30, 2022
Receivables with shareholders	8,763,027	—
Total Other Non-Current receivables	$8,763,027	$—

Moolec Science Limited issued an aggregate number of Moolec Science Limited ordinary shares equal to 2,354,069 (or 1,500,000 of Moolec Science SA shares after the transaction) to current individual shareholders of Bioceres S.A., and Bioceres Group PLC, (“New shareholders”) Moolec and the new shareholders entered into a subscription agreement (the “shareholders’ subscription agreement”) prior to the transaction pursuant to which Moolec Science Limited agreed to issue 2,354,069 of Moolec Science Limited ordinary shares. The new shareholders agreed to pay an aggregate purchase price of $15,000,000 within 5 years from the date of such subscription agreement. Such shareholders’ subscription agreement accrues an internal rate of return of 13.20%.